Share-based Payment and Non-Convertible Equity Certificates - Disclosure of share options (Details) - $ / shares			12 Months Ended
	Nov. 12, 2020	Jun. 25, 2019	Mar. 31, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average share price, share options granted (in USD per share)	$ 10.34
Global Blue Management Incentive Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average share price, share options granted (in USD per share)		$ 10.59
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)		10.59
Option value (in USD per share)		$ 1.03
Exercise price range one | Global Blue Management Incentive Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average share price, share options granted (in USD per share)	10.34
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)	8.5		$ 8.50
Option value (in USD per share)	0.58
Exercise price range two | Global Blue Management Incentive Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average share price, share options granted (in USD per share)	10.34
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)	10.5		10.50
Option value (in USD per share)	0.20
Exercise price range three | Global Blue Management Incentive Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average share price, share options granted (in USD per share)	10.34
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)	12.5		12.50
Option value (in USD per share)	0.05
Exercise price range four | Global Blue Management Incentive Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average share price, share options granted (in USD per share)	10.34
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)	14.5		$ 14.50
Option value (in USD per share)	$ 0.01